Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ (18)	£ (11)	£ (13)
Differences on exchange	3	(4)	3
Interest on unrecognised funded scheme surpluses	(2)	(2)	(1)
Movement in year	(6)	(1)
Unrecognised funded scheme surpluses, ending balance	(23)	(18)	(11)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	(18)	(11)	(13)
Differences on exchange	3	(4)	3
Interest on unrecognised funded scheme surpluses	(2)	(2)	(1)
Movement in year	(6)	(1)
Unrecognised funded scheme surpluses, ending balance	£ (23)	£ (18)	£ (11)